Premises and Equipment (Components of Premises and Equipment) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2018	Mar. 31, 2017
Property, Plant and Equipment [Line Items]
Premises and equipment	¥ 2,200,873	¥ 2,135,818
Less accumulated depreciation	1,187,285	1,141,547
Premises and equipment-net	1,013,588	994,271
Land [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment	370,669	385,961
Buildings [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment	739,665	750,232
Equipment and Furniture [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment	659,699	650,120
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment	311,645	303,130
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment	¥ 119,195	¥ 46,375